Quarterly Holdings Report
for
Fidelity® New Jersey Municipal Income Fund
August 31, 2023
NJT-NPRT3-1023
1.805777.119
Municipal Bonds - 90.7%
	Principal Amount (a)	Value ($)
Delaware, New Jersey - 0.5%
Delaware River & Bay Auth. Rev. Series 2022:
5% 1/1/38	410,000	447,563
5% 1/1/42	2,075,000	2,207,098
TOTAL DELAWARE, NEW JERSEY		2,654,661
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	480,000	480,877
New Jersey - 73.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25 (Pre-Refunded to 2/15/24 @ 100)	1,020,000	1,026,821
5% 2/15/26 (Pre-Refunded to 2/15/24 @ 100)	1,500,000	1,510,031
5% 2/15/27 (Pre-Refunded to 2/15/24 @ 100)	1,000,000	1,006,687
5% 2/15/28 (Pre-Refunded to 2/15/24 @ 100)	1,000,000	1,006,687
5% 2/15/29 (Pre-Refunded to 2/15/24 @ 100)	1,000,000	1,006,687
5% 2/15/32 (Pre-Refunded to 2/15/24 @ 100)	1,000,000	1,006,687
5% 2/15/33 (Pre-Refunded to 2/15/24 @ 100)	1,000,000	1,006,687
5% 2/15/34 (Pre-Refunded to 2/15/24 @ 100)	1,200,000	1,208,024
5% 2/15/35 (Pre-Refunded to 2/15/24 @ 100)	1,000,000	1,006,687
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014, 5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	600,000	600,000
Essex County Gen. Oblig. Series 2020, 2% 9/1/31	995,000	862,172
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A:
5% 11/1/29 (Assured Guaranty Muni. Corp. Insured)	750,000	783,695
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	605,000	631,444
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,025,142
4% 1/1/37	395,000	399,362
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 3% 10/1/36	2,950,000	2,596,865
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/30	800,000	859,115
5% 11/1/31	500,000	536,940
Mercer County Gen. Oblig. Series 2021, 2.375% 2/15/30	2,280,000	2,096,048
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,000,000	700,093
Series 2015, 5.25% 6/15/27	1,395,000	1,434,369
Series 2024 SSS:
5% 6/15/33 (d)	1,725,000	1,864,487
5% 6/15/34 (d)	4,710,000	5,109,882
5.25% 6/15/37 (d)	1,570,000	1,681,014
5.25% 6/15/38 (d)	2,000,000	2,123,434
5.25% 6/15/39 (d)	3,000,000	3,168,882
Series A, 5% 11/1/35	5,000,000	5,355,626
Series QQQ:
4% 6/15/46	1,250,000	1,188,590
4% 6/15/50	1,000,000	937,231
Series WW, 5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	108,839
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,701,006
New Jersey Econ. Dev. Auth. Motor Vehicle Rev.:
Series 2017 A, 3.375% 7/1/30	3,705,000	3,495,205
Series 2017 B, 3.125% 7/1/29	1,335,000	1,246,140
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	1,250,000	880,508
(Goethals Bridge Replacement Proj.) Series 2013, 5.125% 1/1/34 (b)	1,500,000	1,504,771
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,560,417
5% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,561,238
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	4,000,000	4,099,324
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,089,008
Series 2015 XX, 4.25% 6/15/26	4,220,000	4,241,403
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (b)	1,000,000	1,017,831
Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(e)	5,000,000	4,927,804
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/24	690,000	694,950
5% 7/1/25	600,000	608,393
5% 7/1/26	945,000	967,478
5% 7/1/29	865,000	898,921
Series 2015 B, 5% 7/1/31	3,000,000	3,066,805
Series 2016 A:
5% 7/1/27	2,875,000	2,970,612
5% 7/1/29	1,000,000	1,027,738
5% 7/1/32	600,000	617,062
Series 2016 E, 5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,462,222
Series A:
4% 7/1/50	3,000,000	2,504,414
5% 7/1/32	420,000	443,078
5% 7/1/33	675,000	710,078
5% 7/1/34	540,000	567,466
5% 7/1/35	570,000	595,663
5% 7/1/36	1,095,000	1,134,276
5% 7/1/37	1,095,000	1,125,236
5% 7/1/38	985,000	1,006,336
5% 7/1/39	1,040,000	1,059,179
5% 7/1/40	1,035,000	1,050,605
5% 7/1/45	3,500,000	3,512,685
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	211,339
New Jersey Gen. Oblig. Series 2021:
2% 6/1/26	6,300,000	5,971,997
2% 6/1/29	3,110,000	2,784,671
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	5,400,437
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	706,121
Series 2014 A, 4% 7/1/45	1,300,000	1,167,978
Series 2016 A:
5% 7/1/26 (Escrowed to Maturity)	1,575,000	1,647,092
5% 7/1/27	100,000	104,503
5% 7/1/39	11,000,000	11,272,679
5% 7/1/43	2,500,000	2,541,159
Series 2016:
4% 7/1/48	425,000	346,661
5% 7/1/26	800,000	813,054
5% 7/1/29	1,050,000	1,110,107
5% 7/1/30	605,000	639,907
5% 7/1/31	400,000	421,341
5% 7/1/35	950,000	956,832
5% 7/1/36	565,000	566,508
5% 7/1/41	5,085,000	4,911,092
Series 2017 A, 5% 7/1/25	110,000	113,037
Series 2019:
3% 7/1/49	9,640,000	6,493,111
5% 7/1/34	960,000	1,026,817
Series 2021:
3% 7/1/46	7,140,000	5,080,229
4% 7/1/35	750,000	759,580
4% 7/1/37	700,000	691,013
5% 7/1/33	1,420,000	1,569,264
5% 7/1/34	1,250,000	1,380,362
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/25 (b)	1,400,000	1,427,132
Series 2017 1A:
5% 12/1/25 (b)	3,000,000	3,058,139
5% 12/1/27 (b)	2,500,000	2,571,630
Series 2018 B:
5% 12/1/26 (b)	255,000	261,605
5% 12/1/28 (b)	950,000	989,363
Series 2019 A:
5% 12/1/26	2,525,000	2,639,482
5% 12/1/27	2,000,000	2,120,717
5% 12/1/28	700,000	744,526
Series 2020, 5% 12/1/23 (b)	2,375,000	2,381,952
Series 2021 A:
5% 12/1/26 (b)	325,000	333,418
5% 12/1/27 (b)	325,000	336,823
5% 12/1/28 (b)	400,000	417,766
5% 12/1/29 (b)	1,050,000	1,106,260
Series 2021 B:
5% 12/1/27 (b)	1,325,000	1,373,201
5% 12/1/28 (b)	1,450,000	1,514,400
5% 12/1/29 (b)	1,415,000	1,489,221
Series 2023 A:
5% 12/1/25 (b)	575,000	586,143
5% 12/1/26 (b)	1,275,000	1,308,025
Series 2023 B:
5% 12/1/25 (b)	1,850,000	1,885,852
5% 12/1/26 (b)	7,000,000	7,181,313
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C:
5% 11/1/28 (b)	1,875,000	1,913,279
5% 5/1/29 (b)	1,885,000	1,922,449
5% 11/1/29 (b)	1,950,000	1,992,273
5% 5/1/30 (b)	2,000,000	2,043,804
5% 11/1/30 (b)	2,045,000	2,092,350
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D, 4% 10/1/24 (b)	2,370,000	2,357,337
Series 2020 E, 1.75% 4/1/30	900,000	779,014
Series 2021 H:
5% 4/1/28	300,000	318,444
5% 10/1/28	480,000	513,170
5% 4/1/29	500,000	537,749
Series 2022 I, 5% 10/1/53	3,530,000	3,613,462
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	180,154
5% 7/1/28	225,000	242,504
5% 7/1/29	270,000	295,101
5% 7/1/30	260,000	284,156
5% 7/1/31	375,000	409,122
5% 7/1/32	375,000	408,841
5% 7/1/33	170,000	185,163
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/26	5,000,000	5,186,042
5% 6/1/27	1,000,000	1,053,524
5% 6/1/28	2,000,000	2,137,938
Series 2018 B, 5% 6/1/46	5,965,000	5,861,146
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	520,000	542,783
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	8,853,215
0% 12/15/34	4,000,000	2,543,596
Series 2008 A, 0% 12/15/36	25,000,000	13,974,588
Series 2009 A:
0% 12/15/33	1,135,000	751,544
0% 12/15/38	13,900,000	6,912,523
Series 2010 A:
0% 12/15/27	3,000,000	2,558,874
0% 12/15/28	9,800,000	8,055,485
0% 12/15/30	14,795,000	11,182,736
0% 12/15/32	355,000	245,084
Series 2010 A3, 0% 12/15/34	10,775,000	6,799,008
Series 2014 AA:
5% 6/15/38	770,000	773,794
5% 6/15/44	555,000	556,673
Series 2016 A, 5% 6/15/29	750,000	781,454
Series 2019 BB, 4% 6/15/38	1,035,000	1,024,671
Series 2020 AA, 3% 6/15/50	7,500,000	5,464,739
Series 2022 AA:
5% 6/15/37	10,000,000	10,815,476
5% 6/15/38	6,440,000	6,917,219
Series A:
0% 12/15/31	365,000	263,870
5% 12/15/32	2,600,000	2,818,844
5% 12/15/33	2,850,000	3,085,617
Series AA, 4% 6/15/50	10,730,000	9,866,381
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	202,670
Passaic County Gen. Oblig.:
Series 2020 C, 2% 11/1/33	685,000	575,247
Series 2021 AB:
2% 11/1/34	1,840,000	1,507,096
2% 11/1/36	1,230,000	939,297
Passaic County N J Impt. Auth. Cha:
(Paterson Arts & Science Charter School Proj.) Series 2023, 4.25% 7/1/33	620,000	614,686
(Paterson Arts and Science Charter School Proj.) Series 2023:
5.25% 7/1/43	670,000	660,582
5.375% 7/1/53	1,000,000	971,654
5.5% 7/1/58	635,000	618,586
Rahway Board of Ed. Series 2021:
2.125% 7/15/37 (Build America Mutual Assurance Insured)	1,110,000	817,898
2.125% 7/15/38 (Build America Mutual Assurance Insured)	1,400,000	1,001,464
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1993 A, 4.45%, tender 3/1/25 (b)(e)	3,200,000	3,190,878
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (b)	955,000	990,980
5% 1/1/31 (b)	1,950,000	2,016,375
5% 1/1/33 (b)	750,000	773,600
5% 1/1/35 (b)	2,000,000	2,055,199
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	200,000	214,812
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,631,728
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,230,000	1,336,792
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	814,541
Series 2020 A:
5% 11/1/45	7,000,000	7,115,051
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,088,397
The Board of Ed. of Newark Series 2021:
4% 7/15/36 (Build America Mutual Assurance Insured)	775,000	776,165
4% 7/15/37 (Build America Mutual Assurance Insured)	725,000	715,980
5% 7/15/24	400,000	404,602
5% 7/15/25 (Build America Mutual Assurance Insured)	230,000	236,203
5% 7/15/26 (Build America Mutual Assurance Insured)	275,000	286,501
5% 7/15/27 (Build America Mutual Assurance Insured)	325,000	343,806
5% 7/15/28 (Build America Mutual Assurance Insured)	300,000	321,880
5% 7/15/29 (Build America Mutual Assurance Insured)	300,000	325,896
5% 7/15/30 (Build America Mutual Assurance Insured)	300,000	329,723
5% 7/15/31 (Build America Mutual Assurance Insured)	375,000	417,044
5% 7/15/32 (Build America Mutual Assurance Insured)	400,000	444,410
5% 7/15/33 (Build America Mutual Assurance Insured)	500,000	554,929
TOTAL NEW JERSEY		371,019,807
New York - 0.2%
Port Auth. of New York & New Jersey Series 2020 221, 4% 7/15/50 (b)	1,215,000	1,102,090
New York And New Jersey - 13.2%
Port Auth. of New York & New Jersey:
Series 2014 185, 5% 9/1/30 (b)	1,105,000	1,112,828
Series 2016, 5% 11/15/32 (b)	5,000,000	5,142,254
Series 2018, 5% 9/15/34 (b)	5,000,000	5,215,808
Series 2022 236, 5% 1/15/47 (b)	6,000,000	6,256,057
Series 2023 238:
5% 7/15/35 (b)	3,525,000	3,922,769
5% 7/15/36 (b)	2,940,000	3,235,216
5% 7/15/37 (b)	1,765,000	1,921,156
5% 7/15/38 (b)	1,770,000	1,912,227
Series 207, 5% 9/15/29 (b)	1,750,000	1,834,170
Series 214:
5% 9/1/30 (b)	250,000	268,176
5% 9/1/36 (b)	6,785,000	7,114,167
Series 218, 5% 11/1/44 (b)	1,420,000	1,449,850
Series 221:
4% 7/15/37 (b)	1,000,000	979,279
4% 7/15/45 (b)	1,500,000	1,397,946
5% 7/15/35 (b)	2,500,000	2,706,570
Series 223:
4% 7/15/34 (b)	2,000,000	2,022,136
4% 7/15/35 (b)	2,250,000	2,225,701
4% 7/15/36 (b)	1,350,000	1,328,999
4% 7/15/37 (b)	2,750,000	2,693,017
4% 7/15/38 (b)	6,000,000	5,820,206
4% 7/15/39 (b)	4,000,000	3,853,090
5% 7/15/56 (b)	3,500,000	3,605,163
TOTAL NEW YORK AND NEW JERSEY		66,016,785
Pennsylvania, New Jersey - 1.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2015, 5% 7/1/26	650,000	666,904
Series 2019 A, 5% 7/1/44	700,000	727,214
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,200,000	1,287,170
5% 1/1/38	1,450,000	1,542,902
5% 1/1/39	1,190,000	1,259,132
TOTAL PENNSYLVANIA, NEW JERSEY		5,483,322
Puerto Rico - 1.8%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (c)	1,395,000	1,391,511
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,552,650	943,876
5.625% 7/1/27	175,000	182,330
5.625% 7/1/29	545,000	575,775
5.75% 7/1/31	1,300,000	1,403,393
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	195,000	171,569
5% 7/1/30	860,000	916,117
5% 7/1/32	125,000	133,938
5% 7/1/34	110,000	117,505
5% 7/1/35	120,000	127,140
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,465,000	1,045,433
Series 2019 A2:
4.329% 7/1/40	914,000	865,655
4.55% 7/1/40	1,050,000	1,021,151
TOTAL PUERTO RICO		8,895,393
TOTAL MUNICIPAL BONDS (Cost $467,297,251)		455,652,935

Municipal Notes - 4.5%
	Principal Amount (a)	Value ($)
New Jersey - 4.5%
Mercer County Gen. Oblig. Participating VRDN Series Floater 005, 4.1% 9/1/23 (Liquidity Facility Barclays Bank PLC) (e)(f)(g) (Cost $22,400,000)	22,400,000	22,400,000

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.50% (h)(i) (Cost $34,922,993)	34,916,017	34,923,000

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $524,620,244)	512,975,935
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(10,392,118)
NET ASSETS - 100.0%	502,583,817

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,972,112 or 0.6% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.50%	-	68,773,000	33,850,000	283,664	-	-	34,923,000	1.5%
Total	-	68,773,000	33,850,000	283,664	-	-	34,923,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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